Equity (Tables)	12 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of Capital (Number of Shares)	Capital (number of shares)
	Number of shares
		6/30/2023		6/30/2022

Cresud	37,480,425	36.6%	39,159,930	38.3%
Charles River Capital	7,767,653	7.6%	7,829,726	7.6%
Elie Horn	5,998,269	5.9%	6,098,269	6.0%
Officers	309,303	0.3%	439,353	0.4%
Treasury	3,571,179	3.5%	3,533,499	3.5%
Other	47,250,179	46.2%	45,316,231	44.3%
Total shares of paid-up capital	102,377,008	100%	102,377,008	100%
Total outstanding shares	61,016,101		59,244,226

Schedule of Capital Increase and Equity Increase	The transaction was conducted via transfer of shares and generated a difference between capital increase and equity increase that gave rise to the reserve. Such accounting reserve was created because the capital increase was calculated based on the shareholders’ equity of Agrifirma Holding (company merged in the process) as at June 30, 2019, while the equity increase considered only one of the three share classes involved in the agreement (Unrestricted shares)
	Number of shares	Amount
Unrestricted shares	4,402,404	97,569
Restricted shares	812,981	18,018
Shares issued in the initial exchange ratio / Capital increase	5,215,385	115,587

Unrestricted shares (final exchange ratio) / Capital increase	4,044,654	82,021

Reserve of goodwill on share issue		(33,566)
Return of shares – Acquisition of Agrifirma		20,257
		(13,309)

Schedule of Dividends	The appropriation of net income is as follows:
	2023	2022
Income for the year	268,536	520,100
(-) Constitution of legal reserve (5% of net income)	(13,427)	(26,005)
Adjusted profit for the year	255,109	494,095

(-) Mandatory minimum dividends - 25% of adjusted net income	(63,777)	(123,524)
(-) Additional dividends proposed	(191,332)	(196,476)

Proposed dividends	(255,109)	(320,000)

(-) Additional dividends proposed on profit reserve	(64,891)	-
Total dividends	(320,000)	(320,000)

Constitution of reserve for investments and expansion	-	174,095

Total shares of paid up capital (per thousand shares)	102,377	102,377
(-) Treasury shares (per thousand shares)	(3,571)	(3,533)
(=) Outstanding shares (per thousand shares)	98,806	98,844

Dividend per share (R$)	3.24	3.24

Schedule of Changes in Treasury Shares	Changes in treasury shares in the year are as follows:
Treasury shares	Number of shares	Amount (R$)
At June 30, 2021	3,185,087	40,085
Return of shares – Acquisition of Agrifirma	348,411	9,676
At June 30, 2022	3,533,498	49,761
Return of shares – Agreement of Agrifirma	37,681	1,046
At June 30, 2023	3,571,179	50,807